Description of Organization and Business Operations and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations and Liquidity [Line Items]
Description of Organization and Business Operations and Liquidity

Note 1 — Description of Organization and Business Operations and Liquidity

Welsbach Technology Metals Acquisition Corp. (the “Company” or “WTMA”) was incorporated in Delaware on May 27, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has one subsidiary, WTMA Merger Subsidiary Corp. (the “Merger Sub”), a direct wholly owned subsidiary of the Company incorporated in the state of Delaware on October 19, 2022. As of March 31, 2025, the subsidiary had no activity.

As of March 31, 2025, the Company had not commenced any operations. All activity through March 31, 2025 relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below and, since the IPO, the search for a prospective Business Combination. The Company has not and will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on cash and investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on December 27, 2021. On December 30, 2021, the Company consummated the IPO of 7,500,000 units (“Units”), each Unit containing one share of common stock (the “Public Shares”) and one right to receive 1/10 of one share of common stock upon the consummation of the Business Combination (the “Public Rights”), at $10.00 per Unit, generating gross proceeds of $75,000,000, which is discussed in Note 3. The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 347,500 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Welsbach Acquisition Holdings LLC (the “Sponsor”) generating gross proceeds of $3,475,000, which is described in Note 4.

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 Units to cover over-allotment (the “Over-allotment”), if any. On January 14, 2022, the underwriters partially exercised their Over-allotment option and purchased 227,686 additional Units (the “Over-allotment Units”), generating gross proceeds of $2,276,860.

Upon the closing of the Over-allotment on January 14, 2022, the Company consummated a private sale of an additional 4,554 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $45,540. As of January 14, 2022, a total of $77,276,860 of the net proceeds from the IPO (including the Over-allotment Units) and the sale of Private Placement Units has been placed in the Trust Account (defined below). As the Over-allotment option was only partially exercised, 224,328 shares of common stock purchased by the Initial Stockholders (as defined below) have been forfeited for no consideration.

Offering costs for the IPO and underwriters’ partial exercise of the Over-allotment option amounted to $4,788,446, consisting of $1,545,537 of underwriting fees, $2,704,690 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $538,219 of other costs. As described in Note 6, the $2,704,690 of deferred underwriting fees payable is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement entered into in connection with the IPO (the “Underwriting Agreement”).

Following the closing of the IPO, $75,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”). The amounts placed in the Trust Account were being invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below. On November 8, 2023, to mitigate the risk of the Company being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the Company liquidated the U.S. government treasury obligations held in the Trust Account and placed all funds in the Trust Account in an interest-bearing deposit account.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the amounts due under the business combination marketing agreement and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable).

All of the Public Shares contain a redemption feature, which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation (“Certificate of Incorporation”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) Subtopic 10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Rights as defined in Note 3), the initial carrying value of the Public Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20 “Debt with Conversion and other Options”. The Public Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the unaudited condensed consolidated balance sheets until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business

Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20.0% or more of the Public Shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers and directors and other holders of Founders Shares (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Common Stock in conjunction with any such amendment.

The Company initially had until September 30, 2022 to complete a Business Combination, nine months following the consummation of the Company’s IPO, and further extended, as described below, to 12 and 15 months following the IPO, as the Sponsor extended the period of time to consummate a Business Combination two times by an additional three months, pursuant to the terms of the Company’s Certificate of Incorporation and the trust agreement. The Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. As of June 24, 2024, the Company announced that funds in the Company’s Trust Account established to hold a portion of the proceeds from the Company’s IPO, including any interest thereon, will not be used, now or in the future, to pay for any dissolution expenses in connection with the liquidation of the Trust Account.

The period of time for the Company to complete a business combination under its Certificate of Incorporation was extended for a period of three months from September 30, 2022 to December 30, 2022 upon the deposit of $772,769 into the Trust Account on September 27, 2022 in accordance with the Company’s Certificate of Incorporation. Subsequently, the period of time for the Company to complete a business combination under Certificate of Incorporation was extended for a period of three months from December 30, 2022 to March 30, 2023 upon the deposit of $772,769 into the Trust Account on December 23, 2022.

On March 24, 2023, the Company held a special meeting of its stockholders. In connection with the votes to approve the March Extensions (defined below), the stockholders approved the proposal to amend the Company’s charter by allowing the Company to extend (the “Extension”) the date by which it has to consummate a Business Combination (the “Combination Period”) for up to an additional six months, from March 30, 2023 to up to September 30, 2023, by depositing into the Trust Account $125,000 for each additional one month extension (the “Extension Payment”) in exchange for a non-interest bearing, unsecured promissory note, convertible at the option of the holder, in full or in part, into units at a price of $10.00 per unit, which units were identical to the Private Placement Units issued in connection with the IPO of the Company’s Units and repayable upon closing of a Business Combination (the “Extension Note”).

The Company and Continental Stock Transfer & Trust Company entered into an amendment to the Investment Management Trust Agreement, dated March 24, 2023, by and between Continental Stock Transfer & Trust Company and the Company which allowed the Company to extend the Combination Period for up to an additional six months, from March 30, 2023 to up to September 30, 2023 (the “March Extensions”), by depositing into the trust account the Extension Payment each additional one month extension in exchange for an Extension Note.

The period of time for the Company to complete a business combination under its Certificate of Incorporation was further extended for a period of six months from March 30, 2023 to September 30, 2023 upon the deposit of $125,000 into the Trust Account on March 28, 2023, April 27, 2023, May 26, 2023, June 29, 2023, August 1, 2023 and August 29, 2023 in accordance with the Company’s Certificate of Incorporation.

On March 24, 2023, holders of 4,097,964 shares of common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.40 per share, for an aggregate redemption amount of approximately $42.6 million, leaving approximately $37.8 million in the Trust Account, based on the approximately $80.4 million held in the Trust Account. The amount due to the redeeming stockholders was disbursed on April 10, 2023.

On April 10, 2023, $42.6 million was disbursed to holders of shares exercising their right to redeem at the special meeting of the Company’s stockholders held on March 24, 2023 in connection with the vote to approve the March Extensions.

On September 11, 2023, the Company issued a press release to announce that it had entered into a non-binding letter of intent with a target in the critical materials space (the “Target”) for a potential business combination. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

On September 29, 2023, the Company held a special meeting of its stockholders. The stockholders approved the proposal to amend (the “September Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional nine months, from September 30, 2023, to up to June 30, 2024 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional nine months, from September 30, 2023 to up to June 30, 2024 (the “September Trust Amendment” and together with the September Charter Amendment, the “September Extensions”), for no contribution to the Trust Account. In connection with the votes to approve the September Extensions, the holders of 1,456,871 shares of common stock of the Company properly exercised and did not reverse, their right to redeem their shares for cash at a redemption price of $10.79 per share, for an aggregate redemption amount of approximately $15.7 million. The amount due to the redeeming stockholders was subsequently disbursed on October 12, 2023.

On October 9, 2023, the Company received a letter (the “Notice”) from the Nasdaq Listing Qualifications department of Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company no longer complied with the requirements of Nasdaq Listing Rule 5450(a)(2) (the “Rule”) for continued listing on Nasdaq. Under the Rule, the Company is required to maintain at least 400 total holders (the “Total Holder Requirement”). The Notice indicates that the Company had 45 calendar days (the “Deadline”) to submit a plan (the “Compliance Plan”) to regain compliance with the Rule. If Nasdaq accepted the Compliance Plan, Nasdaq could grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance. On November 12, 2023 the Company received an extension to regain compliance with the Rule on or before April 8, 2024. As of April 5, 2024, the Company has received e-mail confirmation from Nasdaq that the Total Holder Requirement deficiency had been cured, followed by a formal confirmation from Nasdaq on April 11, 2024.

On October 16, 2023, the board of directors (the “Board”) of the Company appointed Mr. Andrew Switaj and Mr. Dominik Michael Oggenfuss as directors of the Company, effective immediately. In connection with their appointments, the Company entered into indemnity agreements with each of Mr. Switaj and Oggegenfuss on October 16, 2023.

On November 8, 2023, to mitigate the risk of the Company being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the Company liquidated the U.S. government treasury obligations held in the Trust Account and placed all funds in the Trust Account in an interest-bearing deposit account.

On January 25, 2024, the Company issued a press release to announce that it had entered into a non-binding letter of intent with a target in the critical materials space (the “Target”) for a potential business combination. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

On March 18, 2024, each of Ms. Emily King and Mr. Andrew Switaj resigned from their positions as directors, and members of the audit committee and compensation committee, effective immediately. Neither Ms. King’s nor Mr. Switaj’s resignation was a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company.

On March 22, 2024, the Company issued a press release to announce that it had entered into a binding letter of intent with Evolution Metals LLC, a Delaware company (“EM”) for a potential business combination.

On April 1, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, the Merger Sub, and EM. Upon the terms and subject to the conditions set forth in the Merger Agreement, the Company, Merger Sub and the EM (Merger Sub and EM sometimes being referred to herein as the “Constituent Corporations”) shall cause Merger Sub to be merged with and into EM, with EM being the surviving corporation in the Merger. The Merger shall be consummated in accordance with the Merger Agreement and shall be evidenced by a certificate of merger with respect to the Merger (as so filed, the “Merger Certificate”), executed by the Constituent Corporations in accordance with the relevant provisions of the Delaware General Corporation Law (“DGCL”). Upon consummation of the Merger, the separate corporate existence of Merger Sub shall cease and EM, as the surviving corporation of the Merger (hereinafter the “Surviving Corporation”), shall continue its corporate existence under the DGCL, as a wholly owned subsidiary of the Company. The Company will immediately be renamed Evolution Metals & Technologies Corp. On November 11, 2024, WTMA entered into an Amendment No. 1 to Amended and Restated Agreement and Plan of Merger (the “Amendment No. 1”), by and among WTMA, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement (see Note 6). On February 10, 2025, WTMA entered into an Amendment No. 2 to Amended and Restated Agreement and Plan of Merger (the “Amendment No. 2”), by and among WTMA, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement (see Note 6).

On April 5, 2024, the Company received e-mail confirmation from Nasdaq that the Total Holder Requirement deficiency had been cured, followed by a formal confirmation from Nasdaq on April 11, 2024.

On April 18, 2024, the Company moved its principal office address to 4422 N. Ravenswood Ave #1025, Chicago, Illinois 60640. The Company also changed its telephone number to 251-280-1980.

On June 17, 2024, the Company received a letter from the Nasdaq stating that the Company no longer complies with Nasdaq’s independent director, audit committee, and compensation committee requirements as set forth in Listing Rule 5605 due to the resignations of Ms. Emily King and Mr. Andrew Switaj from the Company’s board, audit committee, and compensation committee on March 18, 2024.

On June 28, 2024, the Company held a special meeting of its stockholders. The stockholders approved the proposal to amend (the “June Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional 12 months, from June 30, 2024 to up to June 30, 2025 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional 12 months, from June 30, 2024 to up to June 30, 2025 (the “June Trust Amendment” and together with the June Charter Amendment, the “June Extensions”). In connection with the votes to approve the June Extension, the holders of 1,090,062 shares of common stock of the Company properly exercised, and as of the date hereof have not reversed, their right to redeem their shares for cash at a redemption price of approximately $11.21 per share, for an aggregate redemption amount of approximately $12.22 million. The amount due to the redeeming stockholders was subsequently disbursed on August 2, 2024.

The Sponsor and the Company have entered into Non-Redemption Agreements with several unaffiliated third parties (the “Investors”) on substantially the same terms in exchange for their agreement to not redeem an aggregate of 1,125,000 ordinary shares in the Company at the Special Stockholder Meeting. In exchange for the foregoing commitment not to redeem such shares, the Sponsor has agreed to cause MergeCo to issue to such Investors an aggregate of 337,500 ordinary shares of MergeCo immediately following the consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Stockholder Meeting.

On July 12, 2024, the Board of the Company appointed Mr. Matthew Rockett as a director of the Company, effectively immediately. In connection with such appointment, the Company entered into an indemnity agreement with Mr. Rockett on July 12, 2024. In exchange for Mr. Rockett’s service on the Board, the Company entered into a Share Compensation Agreement with Mr. Rockett on July 12, 2024, which entitles Mr. Rockett to certain compensation subject to the condition that the Initial Business Combination is consummated, among other things, as further set forth in the agreement. Mr. Rockett was appointed to serve as an independent director, member of the audit committee, and chair of the compensation committee.

On July 19, 2024, the Board of the Company appointed Mr. Justin Werner as a director of the Company, effectively immediately. In connection with such appointment, the Company entered into an indemnity agreement with Mr. Werner on July 19, 2024. In exchange for Mr. Werner’s service on the Board, the Company entered into a Share Compensation Agreement with Mr. Werner on July 19, 2024, which entitles Mr. Werner to certain compensation subject to the condition that the Initial Business Combination is consummated, among other things, as further set forth in the agreement. Mr. Werner was appointed to serve as an independent director, member of the audit committee, and member of the compensation committee.

As a result of the appointment of Mr. Rockett and Mr. Werner, on August 1, 2024, the Company received a letter from Nasdaq determining that the Company complied with the independent director, audit committee, or compensation committee requirements for continued listing on the Nasdaq Global Market as set forth in Listing Rules 5605(b)(1), 5605(c)(2), and 5605(d)(2).

On December 31, 2024, the Company received a letter (the “Notice”) from the Nasdaq stating that the Company no longer complied with the requirements of IM-5101-2 (the “Rule”) for continued listing on Nasdaq. Under the Rule, the Company was required to complete its Business Combination within 36 months of the effectiveness of the Company’s IPO registration statement, or by December 27, 2024, which the Company failed to do. The Company’s securities, including its common stock, rights, and units, was delisted from Nasdaq and was suspended at the opening of business on January 7, 2025. The Notice stated that a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on Nasdaq. As of the date of this Report, Form 25-NSE has not yet been filed with the SEC.

The Company subsequently applied to list its securities on the OTC Markets and is currently quoted on OTCQB.

The Initial Stockholders agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders acquired Public Shares in or after the IPO, they are entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to its deferred underwriting fees (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

The Company’s results of operations and its ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, and geopolitical instability, such as the military conflict in Ukraine and the Middle East. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s business and its ability to complete an initial Business Combination.

On August 16, 2022, the IR Act was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% Excise Tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any PIPE or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination, but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. Any amount of such excise tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. On October 15, 2024, the Company filed an excise tax return for the year ended December 31, 2023. As of the date of filing of these financial statements, the Company has not yet paid the amount due. For the three months ended March 31, 2025, the Company recognized $23,694 in interest and penalties. The Company recognized a total of $37,203 in interest and penalties through March 31, 2025.

For the year ended December 31, 2024, the Company’s stockholders redeemed 1,090,062 shares of common stock for a total of $12,219,791. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The excise tax is determined at year end based on events that occurred during the year. The excise tax is representative of a contingent liability that is probable of occurring due to the extension to June 30, 2025, past the end of the Company’s current year reporting period. The Company would be required to record a liability in the amount of the excise tax liability which would be calculated as 1% of the shares redeemed during the reporting period. This position would be reviewed at the end of each reporting period for any change in fact. If the SPAC were to completely liquidate and dissolve (within the meaning of § 1.331-1(d)(1)(ii)) during a taxable year (that is, has a final distribution in complete liquidation to which § 331 applies during that taxable year), no distribution by that covered corporation or covered surrogate foreign corporation during that taxable year is a repurchase.

As such, the Company recorded a 1% excise tax liability in the amount of $742,784 (inclusive of $23,694 penalties and interest for the three months ended March 31, 2025) and $719,090 (inclusive of $13,509 penalties and interest for the year ended December 31, 2024) on the Company’s unaudited condensed consolidated balance sheets as of March 31, 2025 and audited consolidated balance sheets as of December 31, 2024, respectively. The liability does not impact the Company’s unaudited condensed consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.

Going Concern, Liquidity and Capital Resources

As of March 31, 2025, the Company had operating cash of $738, and a working capital deficit of $8,827,713. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company has no revenue, and its business plan is dependent on the completion of a Business Combination within the Combination Period. If the Company is unable to compete a Business Combination within the Combination Period, it must liquidate. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within a reasonable period of time, which is considered to be one year from the issuance date of the unaudited condensed consolidated financial statements.

Until the consummation of a Business Combination, the Company will be using funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the business combination. If the Company’s estimates of the costs of identifying a target business, undertaking in-depth due diligence, and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to a Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, suspending the pursuit of a Business Combination. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through June 30, 2025, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. Management may raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties to meet the Company’s working capital needs and to complete a Business Combination before the mandatory liquidation date. The Company may not be able to obtain additional financing. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any Business Combination by June 30, 2025. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from its inability to consummate a Business Combination or its inability to continue as a going concern.

Note 1 — Description of Organization and Business Operations and Liquidity

Welsbach Technology Metals Acquisition Corp. (the “Company” or “WTMA”) was incorporated in Delaware on May 27, 2021. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has one subsidiary, WTMA Merger Subsidiary Corp. (the “Merger Sub”), a direct wholly owned subsidiary of the Company incorporated in the state of Delaware on October 19, 2022. As of December 31, 2024, the subsidiary had no activity.

As of December 31, 2024, the Company had not commenced any operations. All activity through December 31, 2024, relates to the Company’s formation and Initial Public Offering (“IPO”), which is described below and, since the offering, the search for a prospective Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income earned on cash and investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on December 27, 2021. On December 30, 2021, the Company consummated the IPO of 7,500,000 units (“Units”), each Unit containing one share of common stock (the “Public Shares”) and one right to receive 1/10 of one share of common stock upon the consummation of the Business Combination (the “Public Rights”), at $10.00 per Unit generating gross proceeds of $75,000,000, which is discussed in Note 3. The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 347,500 private placement units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Company’s sponsor, Welsbach Acquisition Holdings LLC (the “Sponsor”) generating gross proceeds of $3,475,000, which is described in Note 4.

The Company granted the underwriters a 45-day option to purchase up to 1,125,000 Units to cover Over-allotment, if any. On January 14, 2022, the underwriters partially exercised the option (the “Over-allotment”) and purchased 227,686 additional Units (the “Over-allotment Units”), generating gross proceeds of $2,276,860.

Upon the closing of the over-allotment on January 14, 2022, the Company consummated a private sale of an additional 4,554 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $45,540. As of January 14, 2022, a total of $77,276,860 of the net proceeds from the IPO (including the Over-allotment Units) and the sale of Private Placement Units has been placed in the Trust Account (defined below). As the over-allotment option was only partially exercised, 224,328 shares of common stock purchased by the Initial Stockholders (as defined below) have been forfeited for no consideration.

Offering costs for the IPO and underwriters’ partial exercise of the over-allotment option amounted to $4,788,446, consisting of $1,545,537 of underwriting fees, $2,704,690 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $538,219 of other costs. As described in Note 6, the $2,704,690 of deferred underwriting fee payable is contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement entered into in connection with the IPO (the “Underwriting Agreement”).

Following the closing of the IPO, $75,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement Units was placed in a trust account (“Trust Account”). The amounts placed in the Trust Account will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust

Account, as described below. On November 8, 2023, to mitigate the risk of the Company being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the Company liquidated the U.S. government treasury obligations held in the Trust Account and placed all funds in the Trust Account in an interest-bearing deposit account.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the amounts due under the business combination marketing agreement and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable).

All of the Public Shares contain a redemption feature, which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) Subtopic 10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Rights as defined in Note 3), the initial carrying value of the Public Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20 “Debt with Conversion and other Options”. The Public Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the consolidated balance sheets until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to the Company’s Business Combination. If the Company seeks stockholder approval of the Business Combination, the Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the Securities Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20.0% or more of the Public Shares sold in the IPO, without the prior consent of the Company.

The Company’s Sponsor, officers and directors and other holders of Founders Shares (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of Common Stock in conjunction with any such amendment.

The Company initially had until September 30, 2022 to complete a Business Combination, 9 months following the consummation of the Company’s IPO, and further extended, as described below, to 12 and 15 months following the IPO, as the Sponsor extended the period of time to consummate a Business Combination two times by an additional three months, pursuant to the terms of the Company’s Certificate of Incorporation and the trust agreement. The Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. As of June 24, 2024, the Company announced that funds in the Company’s Trust Account established to hold a portion of the proceeds from the Company’s initial public offering, including any interest thereon, will not be used, now or in the future, to pay for any dissolution expenses in connection with the liquidation of the Trust Account.

The period of time for the Company to complete a business combination under its amended and restated certificate of incorporation has been extended for a period of 3 months from September 30, 2022 to December 30, 2022 upon the deposit of $772,769 into the Trust Account on September 27, 2022 in accordance with the Company’s amended and restated certificate of incorporation. Subsequently, the period of time for the Company to complete a business combination under its amended and restated certificate of incorporation has been extended for a period of 3 months from December 30, 2022 to March 30, 2023 upon the deposit of $772,769 into the Trust Account on December 23, 2022.

On March 24, 2023, the Company held a special meeting of its stockholders. In connection with the votes to approve the March Extensions (defined below), the stockholders approved the proposal to amend the Company’s charter by allowing the Company to extend (the “Extension”) the date by which it has to consummate a business combination (the “Combination Period”) for up to an additional six months, from March 30, 2023 to up to September 30, 2023, by depositing into the Trust Account $125,000 for each additional one month extension (the “Extension Payment”) in exchange for a non-interest bearing, unsecured promissory note, convertible at the option of the holder, in full or in part, into units at a price of $10.00 per unit, which units will be identical to the private placement units issued in connection with the initial public offering of the Company’s units and repayable upon closing of a business combination (the “Extension Note”).

The Company and Continental Stock Transfer & Trust Company entered into an amendment to the Investment Management Trust Agreement, dated March 24, 2023, by and between Continental Stock Transfer & Trust Company and the Company allowing the Company to extend the Combination Period for up to an additional six months, from March 30, 2023 to up to September 30, 2023 (the “March Extensions”), by depositing into the trust account the Extension Payment each additional one month extension in exchange for an Extension Note.

The period of time for the Company to complete a business combination under its amended and restated certificate of incorporation was further extended for a period of six (6) months from March 30, 2023 to September 30, 2023 upon the deposit of $125,000 into the Trust Account on March 28, 2023, April 27, 2023, May 26, 2023, June 29, 2023, August 1, 2023 and August 29, 2023 in accordance with the Company’s amended and restated certificate of incorporation.

On March 24, 2023, holders of 4,097,964 shares of common stock of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.40 per share, for an aggregate redemption amount of approximately $42.6 million, leaving approximately $37.8 million in the trust account, based on the approximately $80.4 million held in the trust account. The amount due to the redeeming stockholders was disbursed on April 10, 2023.

On April 10, 2023, $42.6 million was disbursed to holders of shares exercising their right to redeem at the special meeting of the Company’s stockholders held on March 24, 2023 in connection with the vote to approve the March Extensions.

On September 11, 2023, the Company issued a press release to announce that it had entered into a non-binding letter of intent with a target in the critical materials space (the “Target”) for a potential business combination. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

On September 29, 2023, the Company held a special meeting of its stockholders. The stockholders approved the proposal to amend (the “September Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional nine months, from September 30, 2023, to up to June 30, 2024 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional nine months, from September 30, 2023, to up to June 30, 2024 (the “September Trust Amendment” and together with the September Charter Amendment, the “September Extensions”), for no contribution to the trust account. In connection with the votes to approve the September Extensions, the holders of 1,456,871 shares of common stock of the Company properly exercised and did not reverse, their right to redeem their shares for cash at a redemption price of $10.79 per share, for an aggregate redemption amount of approximately $15.7 million. The amount due to the redeeming stockholders was subsequently disbursed on October 12, 2023.

On October 9, 2023, the Company received a letter (the “Notice”) from the Nasdaq Listing Qualifications department of Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company no longer complies with the requirements of Nasdaq Listing Rule 5450(a)(2) (the “Rule”) for continued listing on Nasdaq. Under the Rule, the Company is required to maintain at least 400 total holders (the “Total Holder Requirement”). The Notice indicates that the Company has 45 calendar days (the “Deadline”) to submit a plan (the “Compliance Plan”) to regain compliance with the Rule. If Nasdaq accepts the Compliance Plan, Nasdaq can grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance. On November 12, 2023 the Company received an extension to regain compliance with the Rule on or before April 8, 2024. As of April 5, 2024, the Company has received e-mail confirmation from Nasdaq that the Total Holder Requirement deficiency has been cured, followed by a formal confirmation from Nasdaq on April 11, 2024.

On October 16, 2023, the board of directors (the “Board”) of the Company appointed Mr. Andrew Switaj and Mr. Dominik Michael Oggenfuss (each, a “New Director”) as directors of the Company (the “Appointment”), effective immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreements with each New Director (the “Indemnity Agreements”). The Company and each New Director consented to and executed the Indemnity Agreements on October 16, 2023.

On November 8, 2023, to mitigate the risk of the Company being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), the Company liquidated the U.S. government treasury obligations held in the Trust Account and placed all funds in the Trust Account in an interest-bearing deposit account.

On January 25, 2024, the Company issued a press release to announce that it had entered into a non-binding letter of intent with a target in the critical materials space (the “Target”) for a potential business combination. There can be no assurance that a definitive agreement will be entered into or that the proposed transaction will be consummated.

On March 18, 2024, Ms. Emily King resigned from her position as director, and a member of the Audit Committee and Compensation Committee of the Board of Directors of the Company, effective immediately March 18, 2024 and Mr. Andrew Switaj resigned from his position as director, and a member of the Audit Committee and Compensation Committee of the Board of Directors of the Company, effective immediately March 18, 2024. Neither Ms. King’s nor Mr. Switaj’s resignation is a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company.

On March 22, 2024, the Company issued a press release to announce that it had entered into a binding letter of intent with Evolution Metals LLC, a Delaware company (“EM”) for a potential business combination.

On April 1, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, the Merger Sub, and EM. Upon the terms and subject to the conditions set forth in this Merger Agreement, the Company, Merger Sub and the EM (Merger Sub and EM sometimes being referred to herein as the “Constituent Corporations”) shall cause Merger Sub to be merged with and into EM, with EM being the surviving corporation in the Merger. The Merger shall be consummated in accordance with the Merger Agreement and shall be evidenced by a certificate of merger with respect to the Merger (as so filed, the “Merger Certificate”), executed by the Constituent Corporations in accordance with the relevant provisions of the Delaware General Corporation Law (“DGCL”),. Upon consummation of the Merger, the separate corporate existence of Merger Sub shall cease and EM, as the surviving corporation of the Merger (hereinafter the “Surviving Corporation”), shall continue its corporate existence under the DGCL, as a wholly owned subsidiary of the Company. The Company will immediately be renamed Evolution Metals & Technologies Corp.

On April 5, 2024, the Company received e-mail confirmation from Nasdaq that the Total Holder Requirement deficiency had been cured, followed by a formal confirmation from Nasdaq on April 11, 2024.

On April 18, 2024, the Company moved its principal office address to 4422 N. Ravenswood Ave #1025, Chicago, Illinois 60640. The Company also changed its telephone number to 251-280-1980.

On June 17, 2024, the Company received a letter from the Nasdaq stating that the Company no longer complies with Nasdaq’s independent director, audit committee, and compensation committee requirements as set forth in Listing Rule 5605 due to the resignations of Ms. Emily King and Mr. Andrew Switaj from the Company’s board, audit committee, and compensation committee on March 18, 2024. Since the Notice, on July 12, 2024, the Company has appointed Matthew Rockett to serve as an independent director, member of the audit committee, and chair of the compensation committee. On July 19, 2024, the Company has also appointed Justin Werner to serve as independent director, member of the audit committee, and member of the compensation committee. These appointments would resolve the Company’s compliance with Nasdaq’s independent director, audit committee, and compensation committee requirements as set forth in Listing Rule 5605.

On June 28, 2024, the Company held a special meeting of its stockholders. The stockholders approved the proposal to amend (the “June Charter Amendment”) the Company’s charter by allowing the Company to extend the Combination Period with a target for up to an additional twelve months, from June 30, 2024, to up to June 30, 2025 and proposal to amend the Trust Agreement, allowing the Company to extend the Combination Period for up to an additional twelve months, from June 30, 2024, to up to June 30, 2025 (the “June Trust Amendment” and together with the June Charter Amendment, the “June Extensions”). In connection with the votes to approve the June Extension, the holders of 1,090,062 shares of common stock of the Company properly exercised, and as of the date hereof have not reversed, their right to redeem their shares for cash at a redemption price of approximately $11.21 per share, for an aggregate redemption amount of approximately $12.22 million. The amount due to the redeeming stockholders was subsequently disbursed on August 2, 2024.

The Sponsor and the Company have entered into Non-Redemption Agreements with several unaffiliated third parties (the “Investors”) on substantially the same terms in exchange for their agreement to not redeem an aggregate of 1,125,000 ordinary shares in the Company at the Special Stockholder Meeting. In exchange for the foregoing commitment not to redeem such shares, the Sponsor has agreed to cause MergeCo to issue to such Investors an aggregate of 337,500 ordinary shares of MergeCo immediately following the consummation of an initial business combination if they continue to hold such Non-Redeemed Shares through the Special Stockholder Meeting.

On July 12, 2024, the Board of the Company appointed Mr. Matthew Rockett (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 12, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 12, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by MergeCo of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to New Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to New Director (or his/her Permitted Transferees) in accordance with the foregoing.

On July 19, 2024, the Board of the Company appointed Mr. Justin Werner (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 19, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 19, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by MergeCo of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to Director (or his/her Permitted Transferees) in accordance with the foregoing.

As a result of the appointment of Mr. Matthew Rockett and Mr. Justin Werner, on August 1, 2024, the Company received a letter from Nasdaq determining that the Company has now complies with the independent director, audit committee, or compensation committee requirements for continued listing on the Nasdaq Global Market as set forth in Listing Rules 5605(b)(1), 5605(c)(2), and 5605(d)(2).

On December 31, 2024, the Company received a letter (the “Notice”) from the Nasdaq stating that the Company no longer complied with the requirements of IM-5101-2 (the “Rule”) for continued listing on Nasdaq. Under the Rule, the Company is required to complete its initial business combination within 36 months of the effectiveness of the Company’s initial public offering registration statement, or by December 27, 2024, which the Company failed to do.

The Initial Stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Stockholders should acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to its deferred underwriting fees (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per shares held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Our results of operations and our ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond our control. Our business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in Ukraine and the Middle East. We cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an initial Business Combination.

On August 16, 2022, the IR Act was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% Excise Tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any PIPE or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination, but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. The Company is currently evaluating its options with respect to this obligation. Any amount of such excise tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. On October 15, 2024, the Company has filed an excise tax return for the year ended December 31, 2023. As of the date of filing of these financial statements, the Company has not yet paid the amount due. The Company recognized a total of $13,509 in interest and penalties through December 31, 2024.

For the year ended December 31, 2024, the Company’s stockholders redeemed 1,090,062 common shares for a total of $12,219,791. For the year ended December 31, 2023, the Company’s stockholders redeemed an aggregate 5,554,835 common shares for a total of $58,351,987. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists the likelihood that the future event(s) will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The excise tax is determined at year end based on events that occurred during the year. The excise tax is representative of a contingent liability that is probable of occurring due to the extension to June 30, 2025, past the end of the Company’s current year reporting period. The Company would be required to record a liability in the amount of the excise tax liability which would be calculated as 1% of the shares redeemed during the reporting period. This position would be reviewed at the end of each reporting period for any change in fact. If the SPAC were to completely liquidates and dissolves (within the meaning of § 1.331-1(d)(1)(ii)) during a taxable year (that is, has a final distribution in complete liquidation to which § 331 applies during that taxable year), no distribution by that covered corporation or covered surrogate foreign corporation during that taxable year is a repurchase.

As such the Company has recorded a 1% excise tax liability in the amount of $719,090 (inclusive of penalties and interest) and $583,520 on the Company’s consolidated balance sheets as of December 31, 2024 and 2023, respectively. The liability does not impact the Company’s consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.

Going Concern, Liquidity and Capital Resources

As of December 31, 2024, the Company had operating cash of $1,185, and a working capital deficit of $8,210,221. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. The Company has no revenue, and its business plan is dependent on the completion of a Business Combination within the Combination Period. If the Company is unable to compete a Business Combination within the Combination Period, it must liquidate. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within a reasonable period of time, which is considered to be one year from the issuance date of the consolidated financial statements.

Until the consummation of a Business Combination, the Company will be using funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective acquisition candidates, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses, reviewing corporate documents and material agreements of prospective target businesses, selecting the target business to acquire and structuring, negotiating and consummating the business combination. If the Company’s estimates of the costs of identifying a target business, undertaking in-depth due diligence, and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to a Business Combination.

The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, suspending the pursuit of a Business Combination. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management determined that the liquidity condition and date for mandatory liquidation and dissolution raise substantial doubt about the Company’s ability to continue as a going concern through June 30, 2025, the scheduled liquidation date of the Company if it does not complete a Business Combination prior to such date. Management may raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties to meet the Company’s working capital needs and to complete a Business Combination before the mandatory liquidation date. The Company may not be able to obtain additional financing. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company intends to complete a Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any Business Combination by June 30, 2025. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from its inability to consummate a Business Combination or its inability to continue as a going concern.

EVOLUTION METALS LLC [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Description of Organization and Business Operations and Liquidity

Note 1 — Description of Organization and Business Operations

Evolution Metals LLC (the “Company” or “EM LLC”) was formed in Delaware in February 2024 to develop a secure, reliable global supply chain for critical minerals and materials (“CMM”), leveraging advanced technologies and strategic consolidation of midstream and downstream manufacturers. The Company will support key industries, such as automotive while driving a sustainable future through efficient processing and the application of cutting edge robotics and artificial intelligence (“AI”). The Company has two wholly owned subsidiaries: EM LLC (Korea), incorporated in South Korea on January 10, 2025, and EMT Sub Co. Ltd (“EMT Sub”) incorporated in South Korea on January 21, 2025.

To achieve this vision, the Company entered into agreements during 2024 to acquire a controlling equity interest in five separate entities (collectively, the “Five Entities”) critical to the CMM supply chain in order to combine initial capabilities believed to serve as the foundation for the Company’s growth — transforming raw materials into essential components for further manufacturing; recycling lithium batteries; producing materials that are essential feedstocks used in the production of advanced magnets, which include (a) bonded magnets that are vital components in various high-tech applications (including automotive, aerospace, and consumer electronics industries) and (b) sintered magnets that are crucial for high-performance applications (particularly in the defense and aerospace sectors where precision and durability are paramount); developing AI software and machines to drive automation, innovation, and efficiency to reduce labor costs, lower manufacturing reject rates, and automating the quality of control processes. The Five Entities include four Korean companies and one domestic company.

Upon completion of the acquisition of the Five Entities, the combined company is expected to produce materials annually, including magnets and battery metals to meet the growing global demand driven by the electrification of transportation, the expansion of green energies, advancements in healthcare technologies, military and defense manufacturing, and consumer appliances, among others.

On April 1, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Welsbach Technology Metals Acquisition Corp., a Delaware corporation (“WTMA”), and WTMA Merger Subsidiary LLC, a Delaware limited liability company and direct wholly owned subsidiary of WTMA (“Merger Sub”). On November 6, 2024, the Company, WTMA and Merger Sub entered into an Amended and Restated Agreement and Plan of Merger, as amended by the November 11, 2024 Amendment No 1 to Amended and Restated Agreement and Plan of Merger, the February 10, 2025 Amendment No 2 to Amended and Restated Agreement and Plan of Merger, the March 31, 2025 Amendment No 3 to Amended and Restated Agreement and Plan of Merger and the June 11, 2025 Amendment No. 4 to Amended and Restated Agreement and Plan of Merger (collectively, the “Amended Merger Agreement”). The Amended Merger Agreement provides that Merger Sub will be merged with and into the Company, with the Company being the surviving corporation and resulting in EM LLC being a wholly owned subsidiary of WTMA (the “Merger” and, collectively with the other transactions contemplated by the Amended Merger Agreement, the “Business Combination”). The consummation of the transactions contemplated by the Merger Agreement are conditioned on the consummation of the acquisition of the Five Entities. After consummation of the Business Combination, WTMA is expected to change its name to Evolution Metals & Technologies Corp. (such post-closing entity is referred to as “New EM”). At closing of the Business Combination (the “Closing”), New EM’s common stock is expected to trade on the Nasdaq Stock Market LLC (“Nasdaq”) (see Note 4). On May 14, 2025, the Registration Statement on Form S-4 relating to the Business Combination was declared effective by the SEC.

Note 1 — Description of Organization and Business Operations

Evolution Metals LLC (the “Company” or “EM LLC”) was formed in Delaware in February 2024 to develop a secure, reliable global supply chain for critical minerals and materials (“CMM”), leveraging advanced technologies and strategic consolidation of midstream and downstream manufacturers. The Company will support key industries, such as automotive while driving a sustainable future through efficient processing and the application of cutting edge robotics and artificial intelligence (“AI”).

To achieve this vision, the Company entered into equity purchase agreements during 2024 to acquire a controlling equity interest in four separate entities (collectively, the “Four Entities”) critical to the CMM supply chain in order to combine initial capabilities believed to serve as the foundation for the Company’s growth — transforming raw materials into essential components for further manufacturing; recycling lithium batteries; producing materials that are essential feedstocks used in the production of advanced magnets, which include (a) bonded magnets that are vital components in various high-tech applications (including automotive, aerospace, and consumer electronics industries) and (b) sintered magnets that are crucial for high-performance applications (particularly in the defense and aerospace sectors where precision and durability are paramount); developing AI software and machines to drive automation, innovation, and efficiency to reduce labor costs, lower manufacturing reject rates, and automating the quality of control processes. The Four Entities are four Korean companies.

Upon completion of the acquisition of the Four Entities, the Company will produce materials annually, including magnets and battery metals to meet the growing global demand driven by the electrification of transportation, the expansion of green energies, advancements in healthcare technologies, military and defense manufacturing, and consumer appliances, among others.

On April 1, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Welsbach Technology Metals Acquisition Corp., a Delaware corporation (“WTMA”), and WTMA Merger Subsidiary LLC, a Delaware limited liability company and direct wholly owned subsidiary of WTMA (“Merger Sub”). On November 6, 2024, the Company, WTMA and Merger Sub entered into an Amended and Restated Agreement and Plan of Merger, as amended by the November 11, 2024 Amendment No 1 to Amended and Restated Agreement and Plan of Merger, the February 10, 2025 Amendment No 2 to Amended and Restated Agreement and Plan of Merger, the March 31, 2025 Amendment No 3 to Amended and Restated Agreement and Plan of Merger and the June 11, 2025 Amendment No. 4 to Amended and Restated Agreement and Plan of Merger (collectively, the “Amended Merger Agreement”). The Amended Merger Agreement provides that Merger Sub will be merged with and into the Company, with the Company being the surviving corporation and resulting in EM LLC being a wholly owned subsidiary of WTMA (the “Merger” and, collectively with the other transactions contemplated by the Amended Merger Agreement, the “Business Combination”). The consummation of the transactions contemplated by the Merger Agreement are conditioned on the consummation of the acquisition of the Four Entities. After consummation of the Business Combination, WTMA is expected to change its name to Evolution Metals & Technologies Corp. (such post-closing entity is referred to as “New EM”). At closing of the Business Combination (the “Closing”), New EM’s common stock is expected to trade on the Nasdaq Stock Market LLC (“Nasdaq”) (see Note 4). On May 14, 2025, the Registration Statement on Form S-4 relating to the Business Combination was declared effective by the SEC.